Property and Equipment (Details) - Schedule of Property and Equipment - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,561,217	$ 1,511,887
Less: accumulated depreciation	(1,054,614)	(667,273)
Property and equipment, net	506,603	844,614
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	960,232	939,825
Building [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	466,488	456,748
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 134,497	$ 115,314